Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001669811
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	Donnelley Financial Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37728
Entity Tax Identification Number	36-4829638
Entity Address, Address Line One	35 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(800)
Local Phone Number	823-5304
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	DFIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false